Cash and cash equivalents -Summary of Cash and Cash Equivalents (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block1 [Abstract]
Cash and cash equivalents	€ 209,353,132	€ 98,628,871	€ 20,326,372	€ 5,385,333